INCOME TAX (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2008	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net losses		$ 192,087	$ 597,713	$ 231,193
Valuation allowances		100.00%	100.00%	100.00%
Income tax description			These losses can be carried forward for five years to reduce future years’ taxable income through year 2024 and year 2025, respectively
Uniform enterprise income tax rate	25.00%
Hong Kong [Member]
Statutory income tax rate		16.50%	16.50%